UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              September 30, 2011
-----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
-----------------------------------------------------

Name:                    Daiwa SB Investments Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 100-0013
Form 13F File Number:    28-13129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
-----------------------------------------------------------

Name:             Katsuhiko Ishikawa
Title:            Executive Officer
Phone:            81-3-6205-0382

Signature, Place, and Date of Signing:

/s/ Katsuhiko Ishikawa        Chiyoda-ku, Tokyo Japan         October 27, 2011
----------------------        -----------------------         ------------------
[Signature]                    [City, State]                   [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   146 Items

Form 13F Information Table Value Total:   $1,052,690 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
----      ---------------           ----

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4    COLUMN 5          COLUMN6    COLUMN 7  COLUMN 8
=============                 ==============    ========   =========   ================  ========== ========  ==================
                                                           VALUE       SHRS OR SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT PRN CALL  DICRETION  MANAGERS  Sole  Shared None
==============                ==============    ======     =========   ======= === ====  ========== ========  ===== ====== =====
ABBOTT LABORATORIES              COM            002824100      48864    955492 SH        DEFINED             955492    -      -
ACE LTD                          SHS            H0023R105         39       650 SH        SOLE                   650    -      -
ACTIVISION BLIZZARD INC          COM            00507V109       3004    252405 SH        DEFINED             252405    -      -
ADOBE SYSTEMS INC                COM            00724F101         32      1310 SH        SOLE                  1310    -      -
AIR PRODUCTS & CHEMICALS INC     COM            009158106         78      1020 SH        SOLE                  1020    -      -
AKAMAI TECHNOLOGIES              COM            00971T101         83      4190 SH        SOLE                  4190    -      -
ALLSTATE CORP                    COM            020002101        337     14227 SH        DEFINED              14227    -      -
ALTRIA GROUP INC                 COM            02209S103      17083    637200 SH        SOLE                637200    -      -
AMAZON.COM INC                   COM            023135106       5608     25936 SH        DEFINED              25936    -      -
AMERICAN ELECTRIC POWER INC      COM            025537101        105      2750 SH        SOLE                  2750    -      -
AMERICAN EXPRESS COMPANY         COM            025816109       1257     28001 SH        DEFINED              28001    -      -
AMERICAN TOWER CORP              CL A           029912201       1574     29255 SH        DEFINED              29255    -      -
AMGEN INC                        COM            031162100       1294     23540 SH        DEFINED              23540    -      -
AMPHENOL CORP                    CL A           032095101         59      1440 SH        SOLE                  1440    -      -
ANADARKO PETROLEUM CORP          COM            032511107       1064     16876 SH        DEFINED              16876    -      -
APPLE INC                        COM            037833100       8441     22137 SH        DEFINED              22137    -      -
ASIAINFO-LINKAGE INC             COM            04518A104       1107    150000 SH        SOLE                150000    -      -
AT&T INC                         COM            00206R102      54027   1894362 SH        DEFINED            1894362    -      -
AVAGO TECHNOLOGIES LTD           SHS            Y0486S104       1726     52664 SH        DEFINED              52664    -      -
BAIDU INC                        SPON ADR REP A 056752108       3421     32000 SH        SOLE                 32000    -      -
BAKER HUGHES INC                 COM            057224107        789     17100 SH        DEFINED              17100    -      -
BALL CORP                        COM            058498106        561     18076 SH        DEFINED              18076    -      -
BARRICK GOLD CORP                COM            067901108      20909    448200 SH        SOLE                448200    -      -
BED BATH & BEYOND INC            COM            075896100       2982     52040 SH        DEFINED              52040    -      -
BRISTOL MYERS-SQUIBB             COM            110122108      50169   1598762 SH        DEFINED            1598762    -      -
BROADCOM CORP                    CL A           111320107       2549     76584 SH        DEFINED              76584    -      -
BUNGE LIMITED                    COM            G16962105       1868     32052 SH        DEFINED              32052    -      -
CABOT OIL & GAS CORP             COM            127097103       1264     20419 SH        DEFINED              20419    -      -
CAMERON INTERNATIONAL CORP       COM            13342B105       1155     27812 SH        DEFINED              27812    -      -
CARDINAL HEALTH INC              COM            14149Y108      24027    573700 SH        SOLE                573700    -      -
CATERPILLAR INC                  COM            149123101        146      1980 SH        SOLE                  1980    -      -
CBS CORP                         CL B           124857202       5313    260700 SH        SOLE                260700    -      -
CELGENE CORP                     COM            151020104         74      1190 SH        SOLE                  1190    -      -
CHEVRON CORP                     COM            166764100      14001    151215 SH        DEFINED             151215    -      -
CHUBB CORP                       COM            171232101        922     15372 SH        DEFINED              15372    -      -
CITRIX SYSTEMS INC               COM            177376100       2790     51170 SH        DEFINED              51170    -      -
COCA-COLA CO                     COM            191216100      48597    719311 SH        DEFINED             719311    -      -
COLGATE PALMOLIVE CO             COM            194162103       1376     15520 SH        DEFINED              15520    -      -
CONAGRA FOODS INC                COM            205887102      19091    788215 SH        DEFINED             788215    -      -
CONOCOPHILLIPS                   COM            20825C104        155      2440 SH        SOLE                  2440    -      -
CONSOL ENERGY INC                COM            20854P109         41      1200 SH        SOLE                  1200    -      -
CONSOLIDATED EDISON INC          COM            209115104      30534    535500 SH        SOLE                535500    -      -
COVANCE INC                      COM            222816100        139      3060 SH        SOLE                  3060    -      -
D R HORTON INC                   COM            23331A109         41      4500 SH        SOLE                  4500    -      -
DARDEN RESTAURANTS INC           COM            237194105       8824    206400 SH        SOLE                206400    -      -
DEERE & CO                       COM            244199105       1625     25160 SH        DEFINED              25160    -      -
DELL INC                         COM            24702R101         34      2400 SH        SOLE                  2400    -      -
DENBURY RESOURCES INC            COM NEW        247916208         66      5770 SH        SOLE                  5770    -      -
DIAMOND OFFSHORE DRILLING        COM            25271C102         73      1330 SH        SOLE                  1330    -      -
DISCOVER FINANCIAL SERVICES      COM            254709108       1199     52279 SH        DEFINED              52279    -      -
E M C CORP MASSACHUSETTS         COM            268648102        144      6880 SH        SOLE                  6880    -      -
EMERSON ELECTRIC CO              COM            291011104         26       640 SH        SOLE                   640    -      -
EQUITY RESIDENTIAL               SH BEN INT     29476L107         48       930 SH        SOLE                   930    -      -
EXPRESS SCRIPTS INC              COM            302182100        185      4980 SH        SOLE                  4980    -      -
EXXON MOBIL CORPORATION          COM            30231G102        409      5630 SH        SOLE                  5630    -      -
FIDELITY NATIONAL FINL           CL A           31620R105        721     47491 SH        DEFINED              47491    -      -
FLOWSERVE CORP                   COM            34354P105         90      1220 SH        SOLE                  1220    -      -
FMC TECHNOLOGIES INC             COM            30249U101       1499     39854 SH        DEFINED              39854    -      -
FREEPORT-MCMORAN COPPER          COM            35671D857         48      1570 SH        SOLE                  1570    -      -
GAMESTOP CORP                    CL A           36467W109       1356     58712 SH        DEFINED              58712    -      -
GAP INC                          COM            364760108        293     18050 SH        SOLE                 18050    -      -
GENUINE PARTS CO                 COM            372460105      20274    399100 SH        SOLE                399100    -      -
GILEAD SCIENCES INC              COM            375558103       1338     34483 SH        DEFINED              34483    -      -
GOLDMAN SACHS GROUP              COM            38141G104         82       870 SH        SOLE                   870    -      -
GOOGLE INC                       CL A           38259P508       6900     13397 SH        DEFINED              13397    -      -
GRAINGER W W INC                 COM            384802104       2005     13405 SH        DEFINED              13405    -      -
HALLIBURTON CO                   COM            406216101        742     24308 SH        DEFINED              24308    -      -
HANSEN NATURAL CORP              COM            411310105       2120     24288 SH        DEFINED              24288    -      -
HARSCO CORP                      COM            415864107        136      6990 SH        SOLE                  6990    -      -
HDFC BANK LTD                    ADR REPS 3 SHS 40415F101       4883    167500 SH        SOLE                167500    -      -
HEINZ H J CO                     COM            423074103      52395   1037940 SH        SOLE               1037940    -      -
HERSHEY CO                       COM            427866108      54975    928000 SH        SOLE                928000    -      -
HUDSON CITY BANCORP INC          COM            443683107         80     14160 SH        SOLE                 14160    -      -
INFOSYS LTD                      SPONSORED ADR  456788108       7901    154700 SH        SOLE                154700    -      -
INTEL CORP                       COM            458140100        284     13320 SH        SOLE                 13320    -      -
INTERCONTINENTALEXCHANGE INC     COM            45865V100        721      6093 SH        DEFINED               6093    -      -
INTL BUSINESS MACHINES CORP      COM            459200101        105       600 SH        SOLE                   600    -      -
JACOBS ENGINEERING GROUP INC     COM            469814107         27       850 SH        SOLE                   850    -      -
JOHNSON & JOHNSON                COM            478160104      49316    774315 SH        DEFINED             774315    -      -
JOY GLOBAL INC                   COM            481165108        962     15424 SH        DEFINED              15424    -      -
JPMORGAN CHASE & CO              COM            46625H100        212      7030 SH        SOLE                  7030    -      -
KIMBERLY CLARK CORP              COM            494368103      42279    595400 SH        SOLE                595400    -      -
KRAFT FOODS INC                  CL A           50075N104       1955     58221 SH        DEFINED              58221    -      -
L-3 COMMUNICATIONS HOLDINGS      COM            502424104         28       450 SH        SOLE                   450    -      -
LILLY ELI & CO                   COM            532457108      38893   1052017 SH        DEFINED            1052017    -      -
LIMITED BRANDS INC               COM            532716107      18238    473600 SH        SOLE                473600    -      -
LSI CORP                         COM            502161102        184     35470 SH        SOLE                 35470    -      -
MARSH & MCLENNAN COS             COM            571748102         29      1100 SH        SOLE                  1100    -      -
MARVELL TECHNOLOGY GROUP         ORD            G5876H105       1936    133375 SH        DEFINED             133375    -      -
MATTEL INC                       COM            577081102      17696    683500 SH        SOLE                683500    -      -
MCCORMICK & CO                   COM NON VTG    579780206         65      1400 SH        SOLE                     -    -   1400
MCDONALDS CORP                   COM            580135101      46728    532088 SH        DEFINED             532088    -      -
MEAD JOHNSON NUTRITION CO        COM            582839106       2659     38625 SH        DEFINED              38625    -      -
MERCK & CO INC                   COM            58933Y105      30630    936700 SH        SOLE                936700    -      -
METLIFE INC                      COM            59156R108         22       770 SH        SOLE                   770    -      -
MOLSON COORS BREWING CO          CL B           60871R209        280      7070 SH        SOLE                  7070    -      -
MONSANTO CO NEW                  COM            61166W101       1973     32855 SH        DEFINED              32855    -      -
NATIONAL OILWELL VARCO INC       COM            637071101       5719    111652 SH        DEFINED             111652    -      -
NETFLIX                          COM            64110L106        310      2734 SH        SOLE                  2734    -      -
NII HOLDINGS INC                 CL B NEW       62913F201        111      4110 SH        SOLE                  4110    -      -
NOBLE CORP                       NAMEN -AKT     H5833N103         59      2020 SH        SOLE                  2020    -      -
NVIDIA CORP                      COM            67066G104       3486    278637 SH        DEFINED             278637    -      -
PEABODY ENERGY CORP              COM            704549104        105      3100 SH        SOLE                  3100    -      -
PEOPLES UNITED FINANCIAL         COM            712704105        214     18730 SH        SOLE                 18730    -      -
PERRIGO CO                       COM            714290103       1447     14896 SH        DEFINED              14896    -      -
PETSMART                         COM            716768106       2194     51431 SH        DEFINED              51431    -      -
PFIZER INC                       COM            717081103      32025   1811357 SH        DEFINED            1811357    -      -
PHILIP MORRIS INTERNATIONAL      COM            718172109       3671     58854 SH        DEFINED              58854    -      -
PIONEER NATURAL RESOURCES CO     COM            723787107        634      9634 SH        DEFINED               9634    -      -
PPL CORPORATION                  COM            69351T106        130      4550 SH        SOLE                  4550    -      -
PRICELINE COM INC                COM NEW        741503403       1828      4066 SH        DEFINED               4066    -      -
PROCTER AND GAMBLE CO            COM            742718109      45085    713600 SH        SOLE                713600    -      -
PROGRESSIVE CORP                 COM            743315103         36      2020 SH        SOLE                  2020    -      -
PULTE GROUP INC                  COM            745867101        131     33287 SH        SOLE                 33287    -      -
QUALCOMM INC                     COM            747525103       5517    113450 SH        DEFINED             113450    -      -
RANGE RESOURCES CORP             COM            75281A109       1075     18383 SH        DEFINED              18383    -      -
REYNOLDS AMERICAN INC            COM            761713106      31851    849800 SH        SOLE                849800    -      -
SALESFORCE COM INC               COM            79466L302       3345     29267 SH        DEFINED              29267    -      -
SANDISK CORP                     COM            80004C101       3813     94491 SH        DEFINED              94491    -      -
SCHLUMBERGER LTD                 COM            806857108       5985    100209 SH        DEFINED             100209    -      -
SEMPRA ENERGY                    COM            816851109         23       440 SH        SOLE                   440    -      -
SINA CORP                        ORD            G81477104       1003     14000 SH        SOLE                 14000    -      -
SLM CORP                         COM            78442P106         25      2020 SH        SOLE                  2020    -      -
SMUCKER J M CO                   COM NEW        832696405       2609     35789 SH        DEFINED              35789    -      -
SPECTRA ENERGY CORP              COM            847560109        973     39680 SH        DEFINED              39680    -      -
STARBUCKS CORP                   COM            855244109      13056    350123 SH        DEFINED             350123    -      -
SYMANTEC CORP                    COM            871503108         50      3060 SH        SOLE                  3060    -      -
THERMO FISHER SCIENTIFIC INC     COM            883556102        280      5520 SH        SOLE                  5520    -      -
TIFFANY & CO                     COM            886547108       8619    141718 SH        DEFINED             141718    -      -
TJX COMPANIES INC                COM            872540109        746     13442 SH        DEFINED              13442    -      -
TORCHMARK CORP                   COM            891027104         38      1080 SH        SOLE                  1080    -      -
TRANSOCEAN LTD                   REG SHS        H8817H100         14       300 SH        SOLE                   300    -      -
ULTRA PETROLEUM CORP             COM            903914109         43      1550 SH        SOLE                  1550    -      -
UNITED TECHNOLOGIES CORP         COM            913017109         61       860 SH        SOLE                   860    -      -
VERISIGN INC                     COM            92343E102       1305     45615 SH        DEFINED              45615    -      -
VERIZON COMMUNICATIO             COM            92343V104      48248   1311097 SH        DEFINED            1311097    -      -
VMWARE INC                       CL A COM       928563402       3574     44460 SH        DEFINED              44460    -      -
WAL MART STORES INC              COM            931142103        276      5310 SH        SOLE                  5310    -      -
WALGREEN CO                      COM            931422109         13       410 SH        SOLE                   410    -      -
WATERS CORP                      COM            941848103       1246     16512 SH        DEFINED              16512    -      -
WEATHERFORD INTL LTD             REG SHS        H27013103         50      4100 SH        SOLE                  4100    -      -
WELLPOINT INC                    COM            94973V107       1385     21214 SH        DEFINED              21214    -      -
WELLS FARGO & COMPNAY            COM            949746101        198      8190 SH        SOLE                  8190    -      -
XILINX INC                       COM            983919101        309     11260 SH        SOLE                 11260    -      -
YUM BRANDS INC                   COM            988498101      14218    287880 SH        SOLE                287880    -      -
ZIMMER HOLDINGS INC              COM            98956P102       1174     21957 SH        DEFINED              21957    -      -